SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	[1]	$ 17,602,821	$ 18,078,547
(Loss) from operations		(4,184,131)	(124,356)
Corporate other income, net		(8,444)	1,069,057
Corporate interest income		985	1,630
(Loss) from operations		(467,239)	(352,240)
(Loss) income before income taxes		(4,658,829)	594,091
Income tax expense		(20,720)	(5,347)
Net (loss) income		(4,679,549)	588,744
Less: Loss attributable to the non-controlling interest
Net (loss) income attributable to the Company	[2]	(4,679,549)	588,744
Non-cash compensation			136,000
Depreciation and amortization		798,369	1,129,724
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		3,993,047	1,697,478
Inventory obsolescence provision		(4,936)	10,736
Total assets		30,316,279		$ 35,128,745
TIT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	17,570	60,795
(Loss) from operations		(12,408)	(31,306)
Depreciation and amortization			9,942
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		(3,536)	4,378
Inventory obsolescence provision		116	(1,055)
Total assets		109,530		84,501
CBT Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	17,585,251	18,017,752
(Loss) from operations		(3,603,384)	483,559
Depreciation and amortization		798,369	1,119,782
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers		3,996,583	1,693,100
Inventory obsolescence provision		(5,052)	11,791
Total assets		29,105,883		34,261,293
Corporate and Others [Member]
Segment Reporting Information [Line Items]
(Loss) from operations		(568,339)	(576,609)
Non-cash compensation			$ 136,000
Total assets		$ 1,100,866		$ 782,951

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.